Labor and social obligations	12 Months Ended
Dec. 31, 2019
Labor and Social Obligations
Labor and social obligations

18     Labor and social obligations

	2019	2018
Bonuses	28,045	2,897
Payroll and social charges	17,763	4,519
Payroll accruals	18,998	6,597
Other labor	6,506	1,875
	71,312	15,888
Current	68,511	15,888
Non-current	2,801	—

(a) Variable remuneration (bonuses)

The Company recorded bonuses related to variable remuneration of employees and management in cost of sales, selling and administrative expenses in the amount of R$ 14,519, R$ 4,224 and R$ 850 for the years ended December 31, 2019, 2018, and 2017, respectively.

(b) Share-based compensation plan

Arco plan

Members of the Company’s management participated in the EAS share-based compensation plan. In 2019, all directors exercised their stock options.

As of December 31, 2019, there were no outstanding share options (December 31, 2018: 1,091,039). There was no share-based compensation expense as of December 31, 2019.

The following table list the inputs to the model used for the Arco plan:

Dividend yield (%)	2.41
Expected volatility (%)	186.61
Risk-free interest rate (%)	8.01
Expected life of share options (years)	6.00
Weighted average share price (R$)	12.67
Model used	Black & Scholes

The following table illustrates the number and movements of share options during the period:

		Average
		exercise
	Number of	price per
	share	share
	options	option
Outstanding at December 31, 2018	1,091,039	12.56
Exercised	(1,091,039)	12.68
Outstanding at December 31, 2019	—	—

International School plan

International School has its own share options plan, approved by its shareholders on August 4, 2017. International School granted 294,735 share options on its own shares in 2017 to selected key executives. The share options plan was designed to attract and retain key executives.

The fair value of the share options was estimated at the grant date using the Black & Scholes pricing model, considering the terms and conditions on which the share options were granted.

The share options vest on January 1, 2020 and can be exercised from January 1, 2020 through April 30, 2020. The exercise price of the share options is R$1.37 and is adjusted by the Brazilian General Price Index-Market (“IGP-M”) inflation rate. The Company accounts for the International School Plan as an equity-settled plan.

There were no share options granted, forfeited,  exercised and expired in the year ended December 31, 2019 and 2018.

The compensation expense recognized for the International School Plan in the statement of income (loss) for the years ended December 31, 2019 and 2018 was R$ 549 and R$ 550, respectively.

The following table details the assumptions used to determine the fair value of the share options under the International School share option plans:

Date of grant	08/04/2017
Dividend yield (%)	0.00%
Expected volatility (%)	380.36%
Risk-free interest rate (%)	8.62%
Expected life of share options (years)	2.74
Weighted average share price (reais) on the grant date	10.65
Model used	Black & Scholes

Restricted stock units

In 2019 the Company issued a new share-based payment program called restricted stock units (“RSU”) of the holding company Arco Platfom Limited for employees registered with EAS Educação, which will be available for sale by the beneficiaries annually, on their anniversary dates. The related compensation expense will be recognized over according to the following schedule. The restricted stock plan contemplates the issue of approximately 583,775 shares to be distributed to 24 beneficiaries.

Final vesting	Quantity of
date	stocks
28/09/2019	193,563
30/06/2020	3,086
28/09/2020	193,563
28/09/2021	193,563
Total	583,775

The participant's right to effectively receive ownership of the restricted shares will be conditioned to the participant's continuance as an employee, director or director of any company in the business group from the grant date until the grace periods (“Vesting”). If a participant leaves the group, it will be considered as non-compliance with the “vesting” condition, not being a cancellation of the plan but a “forfeiture”. After the vesting period, the restricted shares have the same rights and privileges as any shareholder.

The following table reflects the movements from the grant date until December 31, 2019:

Number of
share
options
Outstanding at December 31, 2018	—
Granted	583,775
Exercised	(188,089)
Effectively forfeited	(36,913)
Estimated forfeited	(21,588)
Outstanding at December 31, 2019	337,185

The total compensation expense for the year ended December 31, 2019, including taxes and social charges, was R$ 66,429, (R$ 32,494 of principal and R$ 33,935 of taxes and contributions) net of estimated forfeited. These awards are classified as equity settled.

The fair value of these equity instruments was measured on the grant date as follows:

	Total shares	Total shares	Average fair value at
Grant date	granted	outstanding	grant date	Average
30/04/2019	542,760	310,516	68,800	126.76
30/06/2019	1,543	1,450	274	177.71
30/06/2019	1,543	1,450	319	206.66
15/10/2019	37,929	23,769	7,593	200.18
Total	583,775	337,185	76,986

The grant date is the date on which the entity and the counterparty (including employee) entered into a share-based payment agreement, that is, when the entity and the counterparty have a shared understanding of the terms and conditions of the agreement.